TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Schedule of Trade and Other Payables

(in thousands of $)	December 31, 2023	December 31, 2022
Trade payables	7,801	7,994
Accrued voyage expenses	43,766	38,617
Accrued ship operating expenses	17,687	16,252
Accrued administrative expenses	11,057	9,359
Other	17,921	9,311
Total current trade and other payables	98,232	81,533

Total other non-current payables	472	2,053